Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income from continuing operations before income taxes and the income tax provision consisted of the following for the years ended December 31, 2015, 2014 and 2013 (in millions):

	Year Ended December 31,
	2015	2014	2013
Income from continuing operations before income taxes
Domestic	$824	$623	$81
Foreign	829	784	423
	$1,653	$1,407	$504
Income tax provision
Current tax expense:
Federal	$250	$151	$57
State	46	61	25
Foreign	170	169	137
	466	381	219
Deferred tax expense (benefit):
Federal	(7)	39	(20)
State	(40)	(20)	(5)
Foreign	(61)	2	(10)
	(108)	21	(35)
Total income tax expense	$358	$402	$184

Reconciliation of Statutory U.S. Federal Income Tax Rate to Effective Income Tax Rate
A reconciliation of the statutory U.S. federal income tax rate to our effective income tax rate for the years ended December 31, 2015, 2014 and 2013 is as follows:

	Year Ended December 31,
	2015	2014	2013
Statutory federal income tax rate	35%	35%	35%
State and local income taxes, net of federal benefit	2	3	2
Foreign tax rate differential	(7)	(7)	(10)
Benefit to deferred tax asset and liabilities for foreign tax law change	(4)	—	(1)
Uncertain tax positions	(3)	1	1
Cetip investment impairment loss	—	—	9
Other	(1)	(3)	1
Total provision for income taxes	22%	29%	37%

Schedule Of Deferred Tax Assets And Liabilities
December 31, 2015 and 2014 (in millions):

	December 31,
	2015	2014
Deferred tax assets:
Deferred and stock-based compensation	$160	$168
Pension	100	111
Liability reserve	58	70
Tax credits	59	11
Loss carryforward	259	156
Deferred revenue	29	7
Other	67	60
Total	732	583
Valuation allowance	(72)	(75)
Total deferred tax assets, net of valuation allowance	660	508
Deferred tax liabilities:
Property and equipment	(82)	(32)
Acquired intangibles	(3,397)	(2,430)
Unrealized market gains/losses	—	(59)
Total deferred tax liabilities	(3,479)	(2,521)
Net deferred tax liabilities	$(2,819)	$(2,013)
Reported as:
Net non-current deferred tax assets	$18	$15
Net non-current deferred tax liabilities	(2,837)	(2,028)
Net deferred tax liabilities	$(2,819)	$(2,013)

Reconciliation of Deferred Income Tax Valuation Allowance
A reconciliation of the beginning and ending amount of deferred income tax valuation allowance is as follows for the years ended December 31, 2015, 2014 and 2013 (in millions):

	Year Ended December 31,
	2015	2014	2013
Beginning balance of deferred income tax valuation allowance	$75	$95	$11
Increases charged to income tax expense	1	—	—
Charges against goodwill	1	—	84
Decreases	(5)	(20)	—
Ending balance of deferred income tax valuation allowance	$72	$75	$95

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows for the years ended December 31, 2015, 2014 and 2013 (in millions):

	Year Ended December 31,
	2015	2014	2013
Beginning balance of unrecognized tax benefits	$145	$228	$34
Additions related to acquisitions	7	—	161
Additions based on tax positions taken in current year	9	33	38
Additions based on tax positions taken in prior years	34	1	5
Reductions related to divestitures (Euronext IPO)	—	(104)	—
Reductions based on tax positions taken in prior years	(51)	(3)	(1)
Reductions resulting from statute of limitation lapses	(12)	(2)	(3)
Reductions related to settlements with taxing authorities	(25)	(8)	(6)
Ending balance of unrecognized tax benefits	$107	$145	$228

Open Tax Years and Examinations by Jurisdiction	The following table summarizes open tax years by major jurisdiction:

Jurisdiction	Open Tax Years
U.S. Federal	2012 - 2015
U.S. States	2007 - 2015
U.K.	2013 - 2015
Netherlands	2010 - 2015